Income Tax (Details)	12 Months Ended
Dec. 31, 2023 AED (د.إ)
Income Tax [Line Items]
Income tax rate	9.00%
Taxable income exceeding rate	9.00%
Taxable income exceeding amount (in Dirhams)	د.إ 375,000
Percentage of taxable income not exceeding rate	0.00%
Taxable income not exceeding amount (in Dirhams)	د.إ 375,000
Kingdom of Saudi Arabia [Member]
Income Tax [Line Items]
Withholding tax	5.00%
Corporate income tax	20.00%
Egypt [Member]
Income Tax [Line Items]
Withholding tax	20.00%
Corporate income tax	22.50%
Lebanon [Member]
Income Tax [Line Items]
Withholding tax	7.50%